Law Offices

Stradley, Ronon, Stevens & Young, LLP

2005 One Commerce Square, Suite 2600

Philadelphia, Pennsylvania 19103-7098

Telephone: (215) 564-8000

Fax: (215) 564-8120

Angela N. Velez, Esq.

(215) 564-8691

avelez@stradley.com

1933 Act Rule 497(c)

1933 Act File No. 333-111986

1940 Act File No. 811-21475

December 20, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RBC Funds Trust (the “Registrant”)
SEC File Nos. 333-111986 and 811-21475
Rule 497(c) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Prospectus dated November 27, 2012, relating to the Access Capital Community Investment Fund series of the Registrant, as filed pursuant to Rule 497(c) under the 1933 Act on December 4, 2012 (Accession Number: 0000897101-12-002097).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Angela N. Velez

Angela N. Velez